Additional information - Financial Statement Schedule I - Condensed Statement of Cash Flows of the Parent Company (Details) € in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)
Condensed Cash Flow Statements, Captions [Line Items]
Loss before tax	€ (22,449)		€ (111,247)	€ (467,353)
Capital reorganization non-cash items	0		0	199,502
Income tax paid	(10,378)		(3,495)	(5,482)
Other non-cash items	2,473		(16,949)	18,032
Changes in working capital	(38,090)		(46,257)	20,737
Net cash from / (used) in operating activities	(1,082)		(86,998)	(103,146)
Proceeds from issuance of share capital	215,209	$ 225.0	0	58,721
Proceeds from loans and borrowings	0		0	630,000
Net cash from / (used in) financing activities	258,191		(14,367)	134,113
Net increase / (decrease) in cash and cash equivalents	188,821		(131,824)	(42,704)
Cash and cash equivalents at beginning of year	51,083		182,176	225,764
Cash and cash equivalents at end of year	240,546		51,083	182,176
Parent Company
Condensed Cash Flow Statements, Captions [Line Items]
Loss before tax	(2,129)		10,628	(87,020)
Capital reorganization non-cash items	0		0	125,620
Income tax paid	(948)		0	0
Other non-cash items	(3,443)		(14,400)	12,096
Changes in working capital	158		(5,588)	8,833
Net cash from / (used) in operating activities	(6,362)		(9,360)	59,529
Movement in loans with group companies	(268,252)		9,205	(59,529)
Proceeds from issuance of share capital	215,208		0	222
Proceeds from loans and borrowings	59,384		0	0
Acquisition of treasury shares	0		(10)	65
Net cash from / (used in) financing activities	6,340		9,195	(59,242)
Net increase / (decrease) in cash and cash equivalents	(22)		(165)	287
Cash and cash equivalents at beginning of year	122		287	0
Cash and cash equivalents at end of year	€ 100		€ 122	€ 287